SHORT-TERM BORROWINGS AND LONG-TERM LOAN (Summary of Bank Loans) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Less: amounts classified as short-term loan
Short-term Debt	$ 9,337	¥ 65,000	¥ 64,950
Bank of Weifang [Member] | - July 17, 2018 to July 15, 2019
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	$ 0	¥ 0	20,000
Bank of Weifang [Member] | - July 17, 2018 to July 17, 2019
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	$ 0	¥ 0	29,950
Bank of Weifang [Member] | - June 21, 2018 to June 19, 2019
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	$ 0	¥ 0	15,000
Bank of Weifang [Member] | - June 19, 2019 to June 18, 2020
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	$ 2,155	¥ 15,000	0
Bank of Weifang [Member] | - July 15, 2019 to July 15, 2020
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	$ 2,873	¥ 20,000	0
Bank of Weifang [Member] | - July 18, 2019 to July 9, 2020
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	$ 4,309	¥ 30,000	¥ 0